UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment |X|; Amendment Number: 1
     This Amendment (Check only one):  |X|  is a restatement.
                                       |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cheyne Capital Management (UK) LLP
Address: Stornoway House, 13 Cleveland Row, London SW1A 1DH

Form 13F File Number:  028-12483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Simon James
Title:  Compliance Officer
Phone:  +44 (0)20 7031 7560

Signature, Place, and Date of Signing:

    /s/ Simon James             London, England           November 14, 2008
  ------------------------      ---------------           -----------------
  [Signature]                   [City, State]             [Date]

Report Type                (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Nil

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:     $143,548
                                            (thousands)

                       Cheyne Capital Management (UK) LLP

                           Form 13F Information Table

                               TITLE OF                     VALUE    SHARES/  SH/   PUT/  INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER              CLASS             CUSIP    (x$1000)  PRN AMT  PRN   CALL  DSCRETN  MANAGERS    SOLE     SHARED  NONE
-----------------------        --------         ---------  --------  -------  ---   ----  -------  --------   -------   ------  ----
ABERCROMBIE & FITCH CO         CL A             002896207      296      7500  SHS          SOLE                  7500
ACERGY S A                     SPONSORED ADR    00443E104      867     86169  SHS          SOLE                 86169
ACTIVISION BLIZZARD INC        COM              00507V109      663     43000  SHS          SOLE                 43000
ALSIUS CORPORATION             COM              021211107      535    629292  SHS          SOLE                629292
ANHEUSER BUSCH COS INC         COM              035229103    42172    650000  SHS          SOLE                650000
ARRIS GROUP INC                NOTE 2.000%11/1  04269QAC4      758   1000000  PRN          SOLE               1000000
BANK OF NEW YORK MELLON CORP   COM              064058100      489     15000  SHS          SOLE                 15000
BCE INC                        COM NEW          05534B760     9175    250000  SHS          SOLE                250000
ANHEUSER BUSCH COS INC         CALL             035229903     6960      6000  SHS          SOLE                  6000
CHAMPION ENTERPRISES INC       NOTE 2.750%11/0  158496AC3      932   1500000  PRN          SOLE               1500000
CHARTER COMMUNICATIONS INC D   CL A             16117M107      117    160000  SHS          SOLE                160000
COMCAST CORP NEW               CL A             20030N101      609     31000  SHS          SOLE                 31000
DELL INC                       COM              24702R101      165     10000  SHS          SOLE                 10000
DURECT CORP                    COM              266605104     2262    403906  SHS          SOLE                403906
FOUNDRY NETWORKS INC           COM              35063R100    11472    630000  SHS          SOLE                630000
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      569     10000  SHS          SOLE                 10000
GENERAL MTRS CORP              COM              370442105       95     10000  SHS          SOLE                 10000
GOOGLE INC                     CL A             38259P508      881      2200  SHS          SOLE                  2200
HERCULES INC                   COM              427056106    15785    797600  SHS          SOLE                797600
INTEL CORP                     COM              458140100      848     45300  SHS          SOLE                 45300
KANSAS CITY SOUTHERN           COM NEW          485170302      222      5000  SHS          SOLE                  5000
LENNAR CORP                    CL A             526057104      228     15000  SHS          SOLE                 15000
NORTHWEST AIRLS CORP           COM              667280408    16371   1813000  SHS          SOLE               1813000
NRG ENERGY INC                 COM NEW          629377508     1733     70000  SHS          SOLE                 70000
ORACLE CORP                    COM              68389X105     1056     52000  SHS          SOLE                 52000
QUALCOMM INC                   COM              747525103      859     20000  SHS          SOLE                 20000
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4    10622  12000000  PRN          SOLE              12000000
RECKSON OPER PARTNERSHIP L P   DEB 4.000% 6/1   75621LAJ3     3400   4000000  PRN          SOLE               4000000
SEACHANGE INTL INC             COM              811699107      290     30000  SHS          SOLE                 30000
SOHU COM INC                   COM              83408W103      446      8000  SHS          SOLE                  8000
SPDR GOLD TRUST                GOLD SHS         78463V107     1276     15000  SHS          SOLE                 15000
TELLABS INC                    COM              879664100      670    165000  SHS          SOLE                165000
UNITED STATES NATL GAS FUND    UNIT             912318102      333     10000  SHS          SOLE                 10000
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109      609     30000  SHS          SOLE                 30000
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1     7514   6950000  PRN          SOLE               6950000
WILLIAMS COS INC DEL           COM              969457100     1656     70000  SHS          SOLE                 70000
YAMANA GOLD INC                COM              98462Y100      613     70000  SHS           SOLE                70000